21 Taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	R$ 452,239	R$ 517,909
Taxes payable, current	322,886	432,005
Taxes payable, noncurrent	129,353	85,904
Other Countries [Member]
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	452,239	517,909
Value-Added Tax [Member] | Other Countries [Member]
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	11,933	7,482
IPI [Member] | BRAZIL
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	58,945	64,672
ICMS - Interstate Purchases [Member] | BRAZIL
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	184,728	239,126
PIS And COFINS [Member] | BRAZIL
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	150,664	145,090
Other [Member] | Other Countries [Member]
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	8,112	25,085
Other [Member] | BRAZIL
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	R$ 37,857	R$ 36,454